Investments Accounted for Using the Equity Method and Put Right Liabilities	12 Months Ended
Dec. 31, 2021
Investments Accounted For Using The Equity Method And Put Right Liabilities [Abstract]
Investments Accounted for Using the Equity Method and Put Right Liabilities
10. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES

(a)	Investments accounted for using the equity method
Investment in
I-Mab
Hangzhou
I-Mab
Hangzhou, incorporated on June 16, 2019, was a wholly owned subsidiary of
I-Mab
Hong Kong with registered capital of US$30 million, which was paid up by
I-Mab
Hong Kong on September 14, 2020.
On September 15, 2020 (the “Closing Date”),
I-Mab
Hong Kong entered into an equity transfer and investment agreement (the “SPA”) with (i) a limited partnership jointly established by the management of
I-Mab
Hangzhou to hold restricted equity of
I-Mab
Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of
I-Mab
Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Domestic Investors”).
In accordance with the terms of the SPA,

(i)
I-Mab
Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to
I-Mab
Hangzhou as of the Closing Date as well as to transfer employment of a team of designated management/workforce to
I-Mab
Hangzhou. The Target Pipelines were evaluated by an independent valuer, with a total value of US$105 million as of the Closing Date;

(ii)
Management Holdco would acquire 10% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The 10% equity is represented by
I-Mab
Hangzhou’s registered capital of US$3 million, and that after acquiring such equity, Management Holdco is committed to pay US$3 million in cash to
I-Mab
Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Closing Date;

(iii)
ESOP Holdco would acquire 5% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The
5
% equity is represented by
I-Mab
Hangzhou’s registered capital of US$1.5 million. All of such equity would be used for
I-Mab
Hangzhou’s future equity incentive plan.

(iv)
Domestic Investors would acquire a total of 40% of the equity of
I-Mab
Hangzhou from
I-Mab
Hong Kong with no consideration. The 40% equity is represented by
I-Mab
Hangzhou’s registered capital of US$12 million, and after acquiring such equity of
I-Mab
Hangzhou, Domestic Investors would pay US$120 million collectively in cash to
I-Mab
Hangzhou to fulfil its capital contribution obligations.

Upon closing of the SPA, the registered capital of
I-Mab
Hangzhou remained to be US$30 million. As of December 31, 2020, among the total 25,500,000 outstanding shares of
I-Mab
Hangzhou, 13,500,000 shares were held by
I-Mab
Hong Kong while the remaining 12,000,000 shares was held by Domestic Investors. Shares subscribed by Management Holdco and ESOP Holdco, in the total number of 4,500,000, have not yet been purchased by or issued to Management Holdco and ESOP Holdco as of December 31, 2020. Once all these 4,500,000 subscribed shares of
I-Mab
Hangzhou are purchased by or issued to Management Holdco and ESOP Holdco, the equity interest in
I-Mab
Hangzhou held by
I-Mab
Hong Kong, Domestic Investors, Management Holdco and ESOP Holdco would be 45%, 40%, 10% and 5% respectively. For the year ended December 31, 2021, 750,000 shares were issued to Management Holdco.
On the same day,
I-Mab
Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “SHA”). According to the SHA and
I-Mab
Hangzhou’s articles of association, the board of directors of
I-Mab
Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways:
I-Mab
Hong Kong is entitled to appoint three directors, including the chairman of the board of directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related
entities of the Domestic Investors are entitled to appoint one director respectively (“Investors Directors”). Each director of the board of directors shall have one vote.
I-Mab
Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in
I-Mab
Hangzhou, when exercising the rights as a shareholder.
As a result of the above transactions,
I-Mab
Hangzhou became an affiliate of the Group on the Closing Date in accordance with ASC 810 since
I-Mab
Hangzhou meets the definition of a business under ASC 805.

Pipeline candidate related matters are considered to be the activities that most significantly impact the economic performance of I-Mab Hangzhou at the current stage, and these matters cannot be acted without the consent from Investors Directors.
In accordance with ASC
810-10,
I-Mab
Hangzhou is a variable interest entity, and no shareholder shall consolidate
I-Mab
Hangzhou under VIE model as neither party have the power to direct all the activities that most significantly impact the economic performance of
I-Mab
Hangzhou. Therefore, the Group deconsolidated
I-Mab
Hangzhou and retained significant influence in
I-Mab
Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of
I-Mab
Hangzhou was initially measured at fair value in accordance with ASC
810-10-40.
The Group determined the fair value of its retained equity interest with the assistance of an independent third-party valuation firm. The Group used equity allocation model to estimate the fair value of the investment. The fair value as of the Closing Date was US$112,039 (equivalent to approximately RMB764,352), which reflected the fact that the shares subscribed by Management Holdco and ESOP Holdco were not issued and outstanding as of the Closing Date.
A gain of RMB407,598 was recognized as a result of the deconsolidation in September 2020. The gain represented the difference between:

i)	The fair value of the retained noncontrolling investment in I-Mab Hangzhou at the Closing Date; and

ii)	The aggregate of all of the following:

a)	the carrying amount of transferred intellectual property related to TJ102 at the Closing Date (see Note 7);

b)	the fair value of the put right liabilities written by I-Mab Hong Kong to Domestic Investors;

c)	the carrying amount of I-Mab Hangzhou’s net assets at the Closing Date.
Subsequently, pursuant to the
I-Mab
Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of
I-Mab
Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. The Group recognized RMB67,425 in equity in loss of an affiliate in the consolidated statements of comprehensive income for the period from September 15, 2020 to December 31, 2020, and in investment accounted for using the equity method in the consolidated balance sheet as of December 31, 2020. The Group recognized RMB309,208 in equity in loss of an affiliate in the consolidated statements of comprehensive loss for the year ended December 31, 2021, and in investment accounted for using the equity method in the consolidated balance sheet as of December 31, 2021.
The purchase price of US$3 million committed by Management Holdco under SPA, representing 10% of the equity of
I-Mab
Hangzhou, is significantly lower than the fair value of the corresponding subscribed shares as of the Closing Date. The excess is considered as share-based compensation to the
I-Mab
Hangzhou’s management for the services to be used or consumed in the
I-Mab
Hangzhou’s own operations. The share-based compensation is considered granted upon the Closing Date and cliff vests after five years of service since the Closing Date. Consequently, the Group recognizes its proportionate share of the compensation expense recorded by
I-Mab
Hangzhou. For the period from September 15, 2020 to December 31, 2020, the Group recognized RMB8,456 in equity in loss of affiliates in the Group’s consolidated statements of comprehensive income. For the year ended December 31, 2021, the Group recognized RMB28,236 in equity in loss of affiliates in the consolidated financial statements of comprehensive loss.
Along with the equity transfer transaction, the team of designated management/workforce transferred from the Group to
I-Mab
Hangzhou consists of several grantees under the Group’s 2020 Share Incentive Plan (“2020 Plan”, see Note 17(f)). These individuals continued to qualify the definition of the eligible participants under the 2020 Plan after the Closing Date. Meanwhile, there has been no change to any of the award terms. The equity transfer transaction did not trigger the modification accounting to the share-based compensation. Additionally, given that
I-Mab
Hangzhou became an affiliate to the Group upon deconsolidation, and that the other shareholders of
I-Mab
Hangzhou are not providing proportionate value to sponsor the 2020 Plan nor is the Group receiving any consideration for the awards granted to employees of
I-Mab
Hangzhou, the Group is required, under Topic 323, to expense the full costs of share-based compensation as incurred at the same period as the costs are recognized by
I-Mab
Hangzhou. For the year ended December 31, 2020 and 2021, such expenses of RMB32,707 and RMB13,267 were recorded in the equity in loss of affiliates in the consolidated statements of comprehensive income (loss), respectively.
In March 2021,
I-Mab
Hangzhou granted stock options to its employees and recognized share-based compensation expenses of RMB17,031 for the year ended December 31, 2021. Pursuant to the
I-Mab
Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of
I-Mab
Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. Accordingly, the Group recorded RMB17,031 in the equity in loss of affiliates in the consolidated financial statements of comprehensive loss for the year ended December 31, 2021 and in additional paid-in
capital in the consolidated balance sheet as of December 31, 2021.

As of December 31, 2020 and 2021, the carrying value of the Group’s long-term investment in
I-Mab
Hangzhou RMB664,832 and RMB346,247, respectively.
Other long-term investment measured under equity method
In July 2021, the Group, as a limited partner, entered into a partnership agreement with other investors and subscribed RMB20,000 for a 4% equity interest in a partnership located in Hangzhou. In August 2021, the Group paid the initial investment of RMB6,000 to the partnership. Pursuant to the partnership agreement, the Group, as a limited partner, shall not participate in any activities in relation to management of the investment business. In addition, members of the investment committee shall only be appointed by the general partner.

For the year ended December 31, 2021, the Group recorded RMB141 in the equity in loss of affiliates in the consolidated financial statements of comprehensive loss.
As of December 31, 2021, the carrying value of the Group’s long-term investment in this affiliate was RMB5,859.
The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule
4-08
of Regulation
S-X
(RMB in thousands).

	For the period from September 15, 2020 to December 31, 2020	For the year ended December 31, 2021
	I-Mab Hangzhou	I-Mab Hangzhou	Other equity investments
Operating data:
Revenue	271	5,660	—
Loss from operations	(85,945)	(295,186)	(3,513)
Net Loss	(85,945)	(290,586)	(3,513)

	As of December 31,	As of December 31,
	2020	2021
	I-Mab Hangzhou	I-Mab Hangzhou	Other equity investments
Balance sheet data:
Current assets	923,010	602,047	20,037
Non-current assets	810,623	1,207,132	40,000
Current liabilities	31,519	168,763	50
Non-current liabilities	10,933	176,436	—
Non-controlling interests	—	—	—
(b)	Put right liabilities
Pursuant to the SHA, if
I-Mab
Hangzhou fails to close a public offering of
I-Mab
Hangzhou’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and
Medium-Sized
Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of
I-Mab
Hangzhou in accordance with provisions of the SHA within 4 years after September 15, 2020,
I-Mab
Hong Kong is obligated to repurchase the equity held by Domestic Investors in cash or in
I-Mab’s
stock (subject to the approval procedures of
I-Mab)
within 3 years from the expiration of the
4-year
period after the Closing Date of September 15, 2020.
The put right written by
I-Mab
Hong Kong to Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and is initially measured at fair value. Subsequent changes in fair value are recorded in other income (loss) in the consolidated statements of comprehensive income (loss).
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of December 31,		As of December 31,
	2020		2021
Expected terms (Year)		3.7		2.7
Estimated volatility		55.9%		34.5%
Spot price	US$	143,804	US$	171,134
Probability of triggering event for redemption option		65%		70%
The model requires the input of key assumptions including the expected terms, estimated volatility, spot price and probability of triggering event for redemption option. The significant unobservable inputs used in the option pricing model included spot price, estimated volatility and probability of triggering event for redemption option. Expected terms is estimated based on the timing of a hypothetical redemption event which is assumed to be the earlier of expected redemption date or expected public offering date. Expected volatility is estimated based on daily stock prices of the comparable company for a period with length commensurate to the expected terms of redemption event. The spot price was determined using the income approach with assistance from an independent third-party valuation firm. The significant unobservable inputs used in the income approach include revenue growth rates and discount rates. The Group’s management is ultimately responsible for the determination of the spot price and probability of triggering event for redemption option.
Significant decreases in interval between valuation date and maturity date, estimated volatility, spot price and probability of triggering event for redemption option would result in a significantly lower fair value measurement.